Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Current	3,237	5,534	8,591
Deferred	2,510	1,582	1,181

Income tax expense	5,747	7,116	9,772

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Domestic	(8,730)	(11,039)	(8,080)
Foreign entities
SMI Taiwan	42,382	51,997	50,628
FCI	12,572	12,645	(4,312)
SMI USA	911	253	(1,235)
Others	81	478	147

	47,216	54,334	37,148

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Cayman statutory rate	0	0	0
Tax on pretax income at statutory rate	7,859	8,142	6,788
Tax-exempt income	(3,477)	(5,149)	(4,325)
Permanent differences	1,919	861	1,730
Temporary differences	(622)	(2,290)	1,732
Alternative minimum tax	2,804	4,340	2,203
Income tax (10%) on undistributed earnings	2,277	2,631	3,396
Net changes in income tax credit	252	5,518	708
Net changes in valuation allowance of deferred income tax assets	(1,830)	(3,879)	(2,364)
Net operating loss carryforwards	341	604	(189)
Liabilities related to unrealized tax benefits	(736)	832	(39)
Adjustment of prior years’ taxes and others	(3,040)	(4,494)	132

Income tax expense	5,747	7,116	9,772

Deferred Income Tax Assets

Deferred income tax assets are as follows:

	December 31
	2012	2013
	US$	US$
Current:
Notes and accounts receivable	1,128	142
Stock-based compensation	473	679
Allowance for sales return	222	123
Inventory reserve	686	544
Foreign currency translation	1,063	312
Investment tax credits	1,126	0
Others	523	561
Valuation allowance	(2,852)	(1,083)

	2,369	1,278

Non-current:
Inventory reserve	691	590
Property and equipment	753	651
Investment tax credits	5,862	7,011
Net operating loss carryforwards	6,248	8,540
Others	(401)	(885)
Valuation allowance	(12,349)	(15,193)

	804	714

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2012	2013
	US $	US$
Balance, beginning of year	2,657	3,520
Increases in tax positions taken in current year	917	2,947
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(54)	(652)

Balance, end of year	3,520	5,815

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities

The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2013:

Tax Jurisdiction	Tax Years
SMI Taiwan	2008 and onward
FCI	2008 and onward
SMI USA	2007 onward